EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

16.          EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share are computed as follows:

Years ended December 31,	2011	2010	2009
		(restated — note 20)
Income (loss) from continuing operations	$59,196	$66,541	$(43,632)
Income (loss) from discontinued operations	96,601	(119,245)	1,343
Net income (loss) attributable to MID	$155,797	$(52,704)	$(42,289)
Weighted average number of Common and
Class B Shares outstanding (thousands)	46,888	46,708	46,708
Adjustment:
Stock options and share units	82	—	—
	46,970	46,708	46,708
Basic and diluted earnings (loss) per Common or Class B Share
— from continuing operations	$1.26	$1.42	$(0.93)
— from discontinued operations	2.06	(2.55)	0.02
	$3.32	$(1.13)	$(0.91)

The computation of diluted earnings (loss) per share for the years ended December 31, 2011, 2010 and 2009 excludes the effect of the potential exercise of 225,000 (2010 — 881,544; 2009 — 494,544) options to acquire Common Shares of the Company because these options were not “in the money”.